Investment Securities, OTTI Debt Securities (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
OTTI on debt securities (Abstract)
Total OTTI recorded as part of gross realized losses	$ 52	$ 183	$ 256
Total debt securities [Member]
OTTI on debt securities (Abstract)
Total OTTI recorded as part of gross realized losses	49	158	240
Total changes to OCI for non-credit-related OTTI	(31)	(119)	(237)
Total OTTI losses recorded on debt securities	18	39	3
Total debt securities [Member] | Credit-related OTTI [Member]
OTTI on debt securities (Abstract)
Total OTTI recorded as part of gross realized losses	40	107	237
Total debt securities [Member] | Intent-to-sell OTTI [Member]
OTTI on debt securities (Abstract)
Total OTTI recorded as part of gross realized losses	9	51	3
U.S. states and political subdivisions [Member]
OTTI on debt securities (Abstract)
Total OTTI recorded as part of gross realized losses	11	2	16
Total changes to OCI for non-credit-related OTTI	0	(2)	1
Residential [Member]
OTTI on debt securities (Abstract)
Total OTTI recorded as part of gross realized losses	26	72	84
Total changes to OCI for non-credit-related OTTI	(10)	(27)	(178)
Commercial [Member]
OTTI on debt securities (Abstract)
Total OTTI recorded as part of gross realized losses	9	53	86
Total changes to OCI for non-credit-related OTTI	(21)	(90)	(88)
Corporate debt securities [Member]
OTTI on debt securities (Abstract)
Total OTTI recorded as part of gross realized losses	1	4	11
Total changes to OCI for non-credit-related OTTI	0	0	1
Collateralized loan and other debt obligations [Member]
OTTI on debt securities (Abstract)
Total OTTI recorded as part of gross realized losses	2	0	1
Total changes to OCI for non-credit-related OTTI	0	(1)	(1)
Other debt securities
OTTI on debt securities (Abstract)
Total OTTI recorded as part of gross realized losses	0	26	42
Total changes to OCI for non-credit-related OTTI	$ 0	$ 1	$ 28